Consolidated Balance Sheets - USD ($)		Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS:
Cash		$ 6,833,891	$ 3,927,718
Accounts receivable, net		542,913	1,781,360
Other receivables, net		143,920	75,213
Loan to third parties, current		42,316	490,420
Loan to related parties		2,537,532
Other current assets		150,213	146,058
Deferred offering costs			417,100
TOTAL CURRENT ASSETS		10,250,785	6,837,869
Loan to third parties, noncurrent		579,335	89,404
Property and equipment, net		775,465	868,802
Investments in unconsolidated entities		10,977	283,113
Operating lease right-of-use assets		603,553
Long-term rent deposit		73,049
Deferred tax assets, net		272,115	403,466
TOTAL ASSETS		12,565,279	8,482,654
CURRENT LIABILITIES:
Due to related parties		286,353	252,874
Deferred revenue		1,524,918	620,332
Operating lease liabilities, current		254,332
Taxes payable		314,052	318,685
Other payables		189,201	268,550
Accrued expenses and other liabilities		335,699	324,510
TOTAL CURRENT LIABILITIES		2,904,555	1,784,951
Operating lease liabilities, noncurrent		361,595
TOTAL LIABILITIES		3,266,150	1,784,951
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock, $0.01 par value, 30,000,000 shares authorized; 4,381,033 and 3,200,000 shares issued and outstanding as of March 31, 2020 and March 31, 2019, respectively	[1]	43,810	32,000
Additional paid-in capital		4,799,384	217,395
Statutory reserve		231,424	222,180
Retained earnings		4,723,999	6,421,944
Accumulated other comprehensive loss		(734,028)	(407,169)
Total shareholders' equity		9,064,589	6,486,350
Non-controlling interest		234,540	211,353
TOTAL EQUITY		9,299,129	6,697,703
TOTAL LIABILITIES AND EQUITY		$ 12,565,279	$ 8,482,654

[1]	Retrospectively restated for effect of stock split and reorganization